9a. LINE OF CREDIT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Abstract]
Amortization of debt discount	$ 0	$ 589,474	$ 589,474	$ 210,526